MD&A - Risk management and control - Market Risk (Detail 2) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
+1 bp
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	$ (29.9)	$ (27.2)
Additional tier 1 (AT1) capital instruments	4.5
Total including AT1 capital instruments	(25.4)
+1 bp | CHF
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(5.1)
+1 bp | EUR
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(1.1)
+1 bp | GBP
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	0.1
+1 bp | USD
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(23.5)
+1 bp | Other
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(0.4)
Parallel up
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(6,041.4)
Additional tier 1 (AT1) capital instruments	853.4
Total including AT1 capital instruments	(5,188.0)
Parallel up | CHF
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(724.1)
Parallel up | EUR
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(196.6)
Parallel up | GBP
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	33.3
Parallel up | USD
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(5,068.3)
Parallel up | Other
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(85.8)
Parallel down
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	5,149.5
Additional tier 1 (AT1) capital instruments	(928.4)
Total including AT1 capital instruments	4,221.1
Parallel down | CHF
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	806.3
Parallel down | EUR
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	231.9
Parallel down | GBP
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(32.8)
Parallel down | USD
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	4,124.2
Parallel down | Other
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	19.9
Steepener
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(1,179.6)
Additional tier 1 (AT1) capital instruments	(9.6)
Total including AT1 capital instruments	(1,189.2)
Steepener | CHF
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(254.3)
Steepener | EUR
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(69.0)
Steepener | GBP
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(31.1)
Steepener | USD
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(821.4)
Steepener | Other
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(3.7)
Flattener
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(207.0)
Additional tier 1 (AT1) capital instruments	197.1
Total including AT1 capital instruments	(10.0)
Flattener | CHF
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	117.1
Flattener | EUR
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	37.4
Flattener | GBP
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	35.3
Flattener | USD
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(362.3)
Flattener | Other
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(34.5)
Short-term up
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(2,362.9)
Additional tier 1 (AT1) capital instruments	531.5
Total including AT1 capital instruments	(1,831.4)
Short-term up | CHF
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(158.7)
Short-term up | EUR
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(24.1)
Short-term up | GBP
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	45.4
Short-term up | USD
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(2,165.9)
Short-term up | Other
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(59.6)
Short-term down
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	2,465.6
Additional tier 1 (AT1) capital instruments	(553.3)
Total including AT1 capital instruments	1,912.3
Short-term down | CHF
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	162.5
Short-term down | EUR
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	27.4
Short-term down | GBP
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(43.7)
Short-term down | USD
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	2,315.6
Short-term down | Other
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	3.8
UBS AG | +1 bp
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(29.9)	$ (27.2)
Additional tier 1 (AT1) capital instruments	4.5
Total including AT1 capital instruments	(25.4)
UBS AG | +1 bp | CHF
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(5.1)
UBS AG | +1 bp | EUR
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(1.1)
UBS AG | +1 bp | GBP
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	0.1
UBS AG | +1 bp | USD
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(23.5)
UBS AG | +1 bp | Other
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(0.4)
UBS AG | Parallel up
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(6,041.4)
Additional tier 1 (AT1) capital instruments	853.4
Total including AT1 capital instruments	(5,188.0)
UBS AG | Parallel up | CHF
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(724.1)
UBS AG | Parallel up | EUR
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(196.6)
UBS AG | Parallel up | GBP
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	33.3
UBS AG | Parallel up | USD
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(5,068.3)
UBS AG | Parallel up | Other
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(85.8)
UBS AG | Parallel down
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	5,149.5
Additional tier 1 (AT1) capital instruments	(928.4)
Total including AT1 capital instruments	4,221.1
UBS AG | Parallel down | CHF
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	806.3
UBS AG | Parallel down | EUR
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	231.9
UBS AG | Parallel down | GBP
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(32.8)
UBS AG | Parallel down | USD
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	4,124.2
UBS AG | Parallel down | Other
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	19.9
UBS AG | Steepener
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(1,179.6)
Additional tier 1 (AT1) capital instruments	(9.6)
Total including AT1 capital instruments	(1,189.2)
UBS AG | Steepener | CHF
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(254.3)
UBS AG | Steepener | EUR
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(69.0)
UBS AG | Steepener | GBP
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(31.1)
UBS AG | Steepener | USD
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(821.4)
UBS AG | Steepener | Other
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(3.7)
UBS AG | Flattener
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(207.0)
Additional tier 1 (AT1) capital instruments	197.1
Total including AT1 capital instruments	(10.0)
UBS AG | Flattener | CHF
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	117.1
UBS AG | Flattener | EUR
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	37.4
UBS AG | Flattener | GBP
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	35.3
UBS AG | Flattener | USD
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(362.3)
UBS AG | Flattener | Other
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(34.5)
UBS AG | Short-term up
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(2,362.9)
Additional tier 1 (AT1) capital instruments	531.5
Total including AT1 capital instruments	(1,831.4)
UBS AG | Short-term up | CHF
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(158.7)
UBS AG | Short-term up | EUR
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(24.1)
UBS AG | Short-term up | GBP
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	45.4
UBS AG | Short-term up | USD
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(2,165.9)
UBS AG | Short-term up | Other
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(59.6)
UBS AG | Short-term down
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	2,465.6
Additional tier 1 (AT1) capital instruments	(553.3)
Total including AT1 capital instruments	1,912.3
UBS AG | Short-term down | CHF
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	162.5
UBS AG | Short-term down | EUR
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	27.4
UBS AG | Short-term down | GBP
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	(43.7)
UBS AG | Short-term down | USD
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	2,315.6
UBS AG | Short-term down | Other
Interest Rate Sensitivity Of Banking Book [Table]
Total effect on economic value of equity as per Pillar 3 requirement	$ 3.8